January 5, 2000


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Allstate Life Insurance Company of New York
         Allstate Life of New York Separate Account A
         Post-Effective Amendment No. 5 to Form N-4
         (File No. 033-65381; 811-07467)
         Rule 497 Filing

Commissioners:

     On behalf of Allstate Life Insurance Company of New York (the "Company"), and Allstate Life of New York Separate Account A (the "Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus supplements and Statement of Additional Information supplements for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on December 30, 1999.

     If you have any questions or comments on this filing, please contact the undersigned at (847) 402-9237.

                                    Sincerely,

                                    /s/  Angela M. King
                                    --------------------
                                    Angela M. King